Property and Equipment, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property and Equipment, Net
Property plant and equipment, gross	¥ 3,177,036,000		¥ 2,559,098,000
Less: accumulated depreciation	(1,949,873,000)		(1,208,842,000)
Net book value	1,227,163,000		1,350,256,000		$ 177,922
Depreciation expenses	755,500,000	$ 109,530	538,601,000	¥ 326,512,000
Impairment charge recognized	0		0	¥ 0
Leasehold improvements
Property and Equipment, Net
Property plant and equipment, gross	282,007,000		221,280,000
Servers and computers
Property and Equipment, Net
Property plant and equipment, gross	2,830,434,000		2,277,947,000
Others
Property and Equipment, Net
Property plant and equipment, gross	¥ 64,595,000		¥ 59,871,000